Business Combinations - Additional Information (Details) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2019	May 31, 2017	Dec. 31, 2018	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 18, 2020	Apr. 01, 2020	Mar. 31, 2020	May 31, 2019
Business Acquisition [Line Items]
Debt instrument, principal														$ 350,000
Net loss						$ (15,464,432)	$ (1,712,172)		$ (18,604,910)
A Place For Rover INC
Business Acquisition [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)		8,000
Debt instrument, principal															$ 8,100,000	$ 15,000.0
Revenue						24,482,000		$ 5,381,000	36,678,000	$ 22,372,000	$ 48,800,000	$ 95,052,000	$ 71,411,000
Net loss						$ (2,806,000)		$ (18,079,000)	$ (13,397,000)	$ (38,624,000)	$ (57,485,000)	(51,714,000)	(64,677,000)
A Place For Rover INC | Series G Preferred Stock
Business Acquisition [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)			482,000
A Place For Rover INC | DogBuddy
Business Acquisition [Line Items]
Number of shares, acquired		100,000
Cash payments	$ 19,400,000
Business combination, consideration transferred	$ 37,600,000
Business combination, fair value			$ 3,600,000
Holdback liabilities												300,000
Acquisition related costs													1,000,000.0
Business combination intangible assets defensive assets																	$ 2,200,000
Revenue					$ 300,000
Net loss					$ 1,000,000.0
Defrred taxes business combination												$ 1,700,000
Transaction cost													1,500,000
Increae in amortization expense													$ 2,200,000
A Place For Rover INC | DogBuddy | Notes
Business Acquisition [Line Items]
Debt instrument, principal				$ 3,000,000.0
Debt instrument, percentage of principal amount redeemed				4.00%
A Place For Rover INC | DogBuddy | Series G Redeemable Convertible Peferred Stock
Business Acquisition [Line Items]
Number of shares, acquired	1,900,000
Business combination, fair value	$ 3,900,000
A Place For Rover INC | DogBuddy | Series G Preferred Stock
Business Acquisition [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)	519,000,000		482,000,000
Business combination, fair value	$ 10,000,000.0
Shares issued during holdback		8,000,000
Shares retained during holdback		29,000,000
A Place For Rover INC | Common Stock | DogBuddy
Business Acquisition [Line Items]
Number of shares, acquired	1,300,000		3,600,000
Additional shares converted	56,000,000